Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of land use right	Land use rights consist of the following:

December 31, 2020
RMB

Gross carrying amount	1,924,563
Less: accumulated amortization	(236,115)

Land use rights, net	1,688,448

User Base
Schedule of finite-lived intangible assets, future amortization expense	The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of land use rights
RMB

2021	48,096
2022	48,096
2023	48,096
2024	48,096
2025	48,096